Company Business - Significant Investments in Subsidiaries (Details) $ in Millions, $ in Millions				1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 17, 2023	Oct. 07, 2022	Apr. 30, 2010	Oct. 31, 2023	Dec. 31, 2022	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Parent Entity Information [line items]
Equity holders of the parent						$ 3,886	[1]	$ 65,689	$ 23,909	$ 28,495
IFS TopCo LLC
Disclosure Of Parent Entity Information [line items]
Economic ownership percentage				37.10%		37.10%		37.10%	0.00%
Series D shares
Disclosure Of Parent Entity Information [line items]
Equity holders of the parent								$ 18,026	$ 12,117	10,902
Net controlling interest income allocated from discontinued operations								17,373	767	4,453
Series B shares
Disclosure Of Parent Entity Information [line items]
Equity holders of the parent								15,425	10,369	9,329
Net controlling interest income allocated from discontinued operations								$ 14,865	$ 656	$ 3,811
Heineken Group
Disclosure Of Parent Entity Information [line items]
Economic ownership percentage	13.90%		20.00%			0.90%		0.90%	14.76%
Coca-Cola FEMSA
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary						47.20%		47.20%	47.20%
Percentage of voting share in subsidiary						56.00%		56.00%	56.00%
Percentage of shares traded as american depositary shares						25.00%		25.00%
Coca-Cola FEMSA | The Coca-Cola company
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary						27.80%		27.80%
Proximity Americas Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary						100.00%		100.00%	100.00%
Proximity Europe Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary						100.00%		100.00%	98.15%
Fuel Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary						100.00%		100.00%	100.00%
Health Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary						100.00%		100.00%	100.00%
Other businesses
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary						100.00%		100.00%
IFS TopCo
Disclosure Of Parent Entity Information [line items]
Economic ownership percentage						37.00%		37.00%
Valora
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary		96.87%			98.15%	100.00%		100.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3